Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay vs. Performance Table

As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid, as computed under SEC rules, and certain financial performance of the Company. For more information about the Company’s executive compensation program, refer to the CD&A starting on p. 32 and the compensation tables starting on p. 50. Note that for our Named Executive Officers (“NEOs”) other than Mr. Lane, our principal executive officer (“PEO”), compensation is reported as an average.

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)	Total Shareholder Return ($)(3)	Peer Group Total Shareholder Return ($)(4)	Net Income (thousands) ($)(5)	Earnings Per Share ($)(6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	6,635,459	10,681,797	3,226,300	4,022,097	423.80	189.57	323,398	9.01
2022	5,386,708	6,948,812	1,616,978	1,907,821	235.94	137.67	245,947	6.82
2021	4,503,087	7,814,908	1,288,647	1,950,011	201.71	153.00	143,348	3.93
2020	4,060,002	4,388,659	1,061,468	1,109,474	106.73	119.84	150,139	4.09

(1)	Reflects the amounts of total compensation reported for Mr. Lane in column (b) and the average amounts of total compensation of the NEOs (other than Mr. Lane) in column (d), in each case, for each applicable year in the “Total” column of the “Summary Compensation Table.” The NEOs included for purposes of calculating such amounts are William George, Trent McKenna (2021-2023), Laura Howell, Julie Shaeff, and Terrence Young (2020).

(2)	Reflects the amount of “compensation actually paid” to Mr. Lane reported in column (c), and the average amounts of “compensation actually paid” to non-PEO NEOs reported in column (e), for each applicable year, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amount of “compensation actually paid” is determined under SEC rules and does not reflect the actual amount of compensation earned by or paid to Mr. Lane or our other NEOs for the applicable year. Under SEC rules, the amounts shown below were deducted and added to total compensation for Mr. Lane to determine the “compensation actually paid” for the applicable year:

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Stock Awards ($)(a)	Equity Award Adjustments ($)(b)	Compensation Actually Paid to PEO ($)
2023	6,635,459	(3,256,375)	7,302,713	10,681,797
2022	5,386,708	(2,613,579)	4,175,683	6,948,812
2021	4,503,087	(2,375,954)	5,687,775	7,814,908
2020	4,060,002	(1,912,479)	2,241,136	4,388,659
(a)	Reflects the amounts reported in the “Stock Awards” column of the Summary Compensation Table for the applicable year for the PEO as reflected in the table above and the average of non-PEO NEOs set forth in the table below, as applicable. These amounts reflect the aggregate grant date fair value of stock awards granted during the applicable year, as determined in accordance with ASC Topic 718, excluding the effect of estimated forfeitures.
(b)	The equity award adjustments (or average equity award adjustments, as applicable) for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior year; and (vi) the dollar value of any dividends or other earnings paid on stock awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Fair Value of Outstanding and Unvested Equity Awards Granted in Same Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2023	3,676,557	3,073,436	—	552,720	—	—	7,302,713
2022	2,672,724	1,653,961	—	(151,002)	—	—	4,175,683
2021	2,618,925	2,491,617	—	577,233	—	—	5,687,775
2020	1,766,757	817,233	—	(342,854)	—	—	2,241,136

Under SEC rules, the amounts shown below were deducted and added to total compensation for non-PEO NEOs to determine the “compensation actually paid” for the applicable year:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Stock Awards ($)(a) above	Average Equity Award Adjustments ($)(b) above	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	3,226,300	(1,896,681)	2,692,478	4,022,097
2022	1,616,978	(499,556)	790,399	1,907,821
2021	1,288,647	(434,609)	1,095,973	1,950,011
2020	1,061,468	(330,632)	378,638	1,109,474

The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year ($)	Average Fair Value of Outstanding and Unvested Equity Awards Granted in Same Year ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Average Equity Award Adjustments ($)
2023	2,004,075	581,873	—	106,530	—	—	2,692,478
2022	510,773	308,871	—	(29,245)	—	—	790,399
2021	478,976	497,219	—	119,778	—	—	1,095,973
2020	305,434	134,023	—	(60,819)	—	—	378,638

(3)	The amounts reported in column (f) represent cumulative TSR of the Company under SEC rules from December 31, 2019, the last trading day of 2019, through the last trading day for the applicable year in the table. TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(4)	The amounts reported in column (g) represent the peer group TSR under SEC rules, from December 31, 2019, the last trading day of 2019, through the last trading day for the applicable year in the table, assuming reinvestment of dividends and weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the S&P 400 Capital Goods Index. The Company intends to use the S&P 400 Capital Goods Index, rather than the Russell 2000 Index, for purposes of Item 201(e) of Regulation S-K going forward. For last year, the Company used the Russell 2000 Index as its peer group for this purpose. The peer group TSR under SEC rules for the Russell 2000 Index, from December 31, 2019, would be $128.14 for the period ending December 31, 2023, $109.59 for the period ending December 31, 2022, $137.74 for the period ending December 31, 2021, and $119.96 for the period ending December 31, 2020. Below is a table that shows the TSR from December 31, 2018, in accordance with Item 201(e) of Regulation S-K, of the

Russell 2000 and the S&P 400 Capital Goods Index. While not directly comparable, the Company believes that the S&P 400 Capital Good Index is an appropriate trade or line of business index.

COMPARISON OF 5 YEAR CUMULATIVE TOTAL RETURN*

Among Comfort Systems USA, Inc., the S&P 500 Index,
the Russell 2000 Index and the S&P 400 Capital Goods Index

(5)	The dollar amounts reported in column (h) represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
(6)	The amounts reported in column (i) represent the Company’s earnings per share, which the Company has determined represents the most important performance measure used to link compensation actually paid to our PEO and other NEOs to the Company’s performance.

Company Selected Measure Name		earnings per share
Named Executive Officers, Footnote [Text Block]		Reflects the amounts of total compensation reported for Mr. Lane in column (b) and the average amounts of total compensation of the NEOs (other than Mr. Lane) in column (d), in each case, for each applicable year in the “Total” column of the “Summary Compensation Table.” The NEOs included for purposes of calculating such amounts are William George, Trent McKenna (2021-2023), Laura Howell, Julie Shaeff, and Terrence Young (2020).
Peer Group Issuers, Footnote [Text Block]		The amounts reported in column (f) represent cumulative TSR of the Company under SEC rules from December 31, 2019, the last trading day of 2019, through the last trading day for the applicable year in the table. TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.
PEO Total Compensation Amount	[1]	$ 6,635,459	$ 5,386,708	$ 4,503,087	$ 4,060,002
PEO Actually Paid Compensation Amount	[2]	$ 10,681,797	6,948,812	7,814,908	4,388,659
Adjustment To PEO Compensation, Footnote [Text Block]

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Stock Awards ($)(a)	Equity Award Adjustments ($)(b)	Compensation Actually Paid to PEO ($)
2023	6,635,459	(3,256,375)	7,302,713	10,681,797
2022	5,386,708	(2,613,579)	4,175,683	6,948,812
2021	4,503,087	(2,375,954)	5,687,775	7,814,908
2020	4,060,002	(1,912,479)	2,241,136	4,388,659
(a)	Reflects the amounts reported in the “Stock Awards” column of the Summary Compensation Table for the applicable year for the PEO as reflected in the table above and the average of non-PEO NEOs set forth in the table below, as applicable. These amounts reflect the aggregate grant date fair value of stock awards granted during the applicable year, as determined in accordance with ASC Topic 718, excluding the effect of estimated forfeitures.
(b)	The equity award adjustments (or average equity award adjustments, as applicable) for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior year; and (vi) the dollar value of any dividends or other earnings paid on stock awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Fair Value of Outstanding and Unvested Equity Awards Granted in Same Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2023	3,676,557	3,073,436	—	552,720	—	—	7,302,713
2022	2,672,724	1,653,961	—	(151,002)	—	—	4,175,683
2021	2,618,925	2,491,617	—	577,233	—	—	5,687,775
2020	1,766,757	817,233	—	(342,854)	—	—	2,241,136

Non-PEO NEO Average Total Compensation Amount	[1]	$ 3,226,300	1,616,978	1,288,647	1,061,468
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ 4,022,097	1,907,821	1,950,011	1,109,474
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Stock Awards ($)(a) above	Average Equity Award Adjustments ($)(b) above	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	3,226,300	(1,896,681)	2,692,478	4,022,097
2022	1,616,978	(499,556)	790,399	1,907,821
2021	1,288,647	(434,609)	1,095,973	1,950,011
2020	1,061,468	(330,632)	378,638	1,109,474

The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year ($)	Average Fair Value of Outstanding and Unvested Equity Awards Granted in Same Year ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Average Equity Award Adjustments ($)
2023	2,004,075	581,873	—	106,530	—	—	2,692,478
2022	510,773	308,871	—	(29,245)	—	—	790,399
2021	478,976	497,219	—	119,778	—	—	1,095,973
2020	305,434	134,023	—	(60,819)	—	—	378,638

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Relationship between: (a) the compensation actually paid to the Company’s PEO and (b) the average of the compensation actually paid to the Company’s other NEOs to (i) the TSR of the Company.

PEO and Average Non-PEO NEO Compensation Actually Paid
Versus Company TSR

Compensation Actually Paid vs. Net Income [Text Block]

Relationship between: (a) the compensation actually paid to the Company’s PEO and (b) the average of the compensation actually paid to the Company’s other NEOs to (ii) the net income of the Company over the four years presented in the table.

PEO and Average Non-PEO NEO Compensation Actually Paid
Versus Net Income

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Relationship between: (a) the compensation actually paid to the Company’s PEO and (b) the average of the compensation actually paid to the Company’s other NEOs to (iii) the Company’s “Company-selected Measure,” which is EPS, over the four years presented in the table.

PEO and Average Non-PEO NEO Compensation Actually Paid
Versus Company EPS

Total Shareholder Return Vs Peer Group [Text Block]

Relationship between the Company’s TSR and the TSR of its chosen peer group over the Company’s four fiscal years included in the Pay vs. Performance Table.

Comparison of Cumulative TSR of
Comfort Systems USA, Inc. and Peer Group

Tabular List [Table Text Block]

Company-selected Measures

2023 Key Performance Measures Linking Performance and Executive Compensation Actually Paid:*
Earnings Per Share
Free Cash Flow
Relative Total Shareholder Return
* For a further discussion of how we calculate EPS, FCF, and Relative TSR, see the “Liquidity and Capital Resources” section and Notes 14 and 15 to the Consolidated Financial Statements included in our Annual Report on Form 10-K for the year ended December 31, 2023.

Total Shareholder Return Amount	[3]	$ 423.80	235.94	201.71	106.73
Peer Group Total Shareholder Return Amount	[4]	189.57	137.67	153.00	119.84
Net Income (Loss) Attributable to Parent	[5]	$ 323,398,000	$ 245,947,000	$ 143,348,000	$ 150,139,000
Company Selected Measure Amount | $ / shares	[6]	9.01	6.82	3.93	4.09
PEO Name		Mr. Lane	Mr. Lane	Mr. Lane	Mr. Lane
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	[7]	Earnings Per Share
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	[7]	Free Cash Flow
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	[7]	Relative Total Shareholder Return
PEO [Member] | Reported Value of Stock Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[8]	$ (3,256,375)	$ (2,613,579)	$ (2,375,954)	$ (1,912,479)
PEO [Member] | Equity award adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[9]	7,302,713	4,175,683	5,687,775	2,241,136
PEO [Member] | Fair Value of Outstanding and Unvested Equity Awards Granted in Same Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		3,676,557	2,672,724	2,618,925	1,766,757
PEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		3,073,436	1,653,961	2,491,617	817,233
PEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		552,720	(151,002)	577,233	(342,854)
PEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Average Reported Value of Stock Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[10]	(1,896,681)	(499,556)	(434,609)	(330,632)
Non-PEO NEO [Member] | Average Equity Award Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[11]	2,692,478	790,399	1,095,973	378,638
Non-PEO NEO [Member] | Average Fair Value of Outstanding and Unvested Equity Awards Granted in Same Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,004,075	510,773	478,976	305,434
Non-PEO NEO [Member] | Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		581,873	308,871	497,219	134,023
Non-PEO NEO [Member] | Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		106,530	(29,245)	119,778	(60,819)
Non-PEO NEO [Member] | Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount

[1]	Reflects the amounts of total compensation reported for Mr. Lane in column (b) and the average amounts of total compensation of the NEOs (other than Mr. Lane) in column (d), in each case, for each applicable year in the “Total” column of the “Summary Compensation Table.” The NEOs included for purposes of calculating such amounts are William George, Trent McKenna (2021-2023), Laura Howell, Julie Shaeff, and Terrence Young (2020).
[2]	Reflects the amount of “compensation actually paid” to Mr. Lane reported in column (c), and the average amounts of “compensation actually paid” to non-PEO NEOs reported in column (e), for each applicable year, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amount of “compensation actually paid” is determined under SEC rules and does not reflect the actual amount of compensation earned by or paid to Mr. Lane or our other NEOs for the applicable year. Under SEC rules, the amounts shown below were deducted and added to total compensation for Mr. Lane to determine the “compensation actually paid” for the applicable year:
[3]	The amounts reported in column (f) represent cumulative TSR of the Company under SEC rules from December 31, 2019, the last trading day of 2019, through the last trading day for the applicable year in the table. TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.
[4]	The amounts reported in column (g) represent the peer group TSR under SEC rules, from December 31, 2019, the last trading day of 2019, through the last trading day for the applicable year in the table, assuming reinvestment of dividends and weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the S&P 400 Capital Goods Index. The Company intends to use the S&P 400 Capital Goods Index, rather than the Russell 2000 Index, for purposes of Item 201(e) of Regulation S-K going forward. For last year, the Company used the Russell 2000 Index as its peer group for this purpose. The peer group TSR under SEC rules for the Russell 2000 Index, from December 31, 2019, would be $128.14 for the period ending December 31, 2023, $109.59 for the period ending December 31, 2022, $137.74 for the period ending December 31, 2021, and $119.96 for the period ending December 31, 2020. Below is a table that shows the TSR from December 31, 2018, in accordance with Item 201(e) of Regulation S-K, of the Russell 2000 and the S&P 400 Capital Goods Index. While not directly comparable, the Company believes that the S&P 400 Capital Good Index is an appropriate trade or line of business index.
[5]	The dollar amounts reported in column (h) represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
[6]	The amounts reported in column (i) represent the Company’s earnings per share, which the Company has determined represents the most important performance measure used to link compensation actually paid to our PEO and other NEOs to the Company’s performance.
[7]	For a further discussion of how we calculate EPS, FCF, and Relative TSR, see the “Liquidity and Capital Resources” section and Notes 14 and 15 to the Consolidated Financial Statements included in our Annual Report on Form 10-K for the year ended December 31, 2023.
[8]	Reflects the amounts reported in the “Stock Awards” column of the Summary Compensation Table for the applicable year for the PEO as reflected in the table above and the average of non-PEO NEOs set forth in the table below, as applicable. These amounts reflect the aggregate grant date fair value of stock awards granted during the applicable year, as determined in accordance with ASC Topic 718, excluding the effect of estimated forfeitures.
[9]	The equity award adjustments (or average equity award adjustments, as applicable) for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior year; and (vi) the dollar value of any dividends or other earnings paid on stock awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The amounts deducted or added in calculating the equity award adjustments are as follows:
[10]	Reflects the amounts reported in the “Stock Awards” column of the Summary Compensation Table for the applicable year for the PEO as reflected in the table above and the average of non-PEO NEOs set forth in the table below, as applicable. These amounts reflect the aggregate grant date fair value of stock awards granted during the applicable year, as determined in accordance with ASC Topic 718, excluding the effect of estimated forfeitures.
[11]	The equity award adjustments (or average equity award adjustments, as applicable) for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior year; and (vi) the dollar value of any dividends or other earnings paid on stock awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The amounts deducted or added in calculating the equity award adjustments are as follows: